Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) EquityInstruments in Thousands, $ in Thousands, shares in Millions		3 Months Ended			12 Months Ended
	Apr. 02, 2013	Dec. 31, 2020 MXN ($) EquityInstruments	Sep. 30, 2020 MXN ($)	Dec. 31, 2019 EquityInstruments MXN ($)	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 shares	Jun. 30, 2020 shares
Long-Term Retention Plan
Share based payment arrangements
Maximum percentage of capital granted annually in CPOs	1.50%
Shares sold in open market									10.0
Shares vested | $				4,745,300
Cash contributions to the trust held for Long-Term Retention Plan | $		$ 197,000
Number of other equity instruments forfeited in share-based payment arrangement | $				9,490,500
Number of shares held in connection of with cancellation of shares										5,526.3
Number of shares held in connection of with forfeited rights									3,196.1	1,009.7
Refund for decrease to the balance of shares repurchased | $			$ 100,000
Funding made for acquisition of shares | $		$ 197,000
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust					76.50%
Percentage of CPOs or its equivalents held in the form other than CPO by trust					23.50%
Number reserved for future vesting									137.0
Vesting price (in pesos per CPO) | $ / shares					$ 36.52
Number of CPOs owned by trust for employees									0.8
Series "A" Shares | Long-Term Retention Plan
Share based payment arrangements
Number of shares held in connection of with cancellation of shares										666.9
Number of shares held in connection of with forfeited rights									351.0
CPOs | Long-Term Retention Plan
Share based payment arrangements
Shares outstanding | EquityInstruments		160,365		243,472	160,365	243,472	179,051
Shares vested | EquityInstruments						3,107
Number of other equity instruments forfeited in share-based payment arrangement | EquityInstruments					122,307	5,030
Number of other equity instruments held in connection of with cancellation of shares										47.2
Number of other equity instruments held in connection of with forfeited rights									27.4	8.6
CPOs | Retention Plan Trust
Share based payment arrangements
Shares outstanding		223,400			223,400			223,400
Shares vested | EquityInstruments					4,400	32,300	34,300
Minimum | Long-Term Retention Plan
Share based payment arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				2 years
Minimum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares					$ 52.05
Maximum | Long-Term Retention Plan
Share based payment arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				3 years
Maximum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares					$ 1.60